PNC Advantage Institutional Government Money Market Fund
PNC Advantage Institutional Government Money Market Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide high current income consistent with stability of principal while maintaining liquidity.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PNC Advantage Institutional Government Money Market Fund	Institutional Shares	Advisor Shares	Service Shares
Management Fees	0.15%	0.15%	0.15%
Distribution (12b-1) Fees	none	none	none
Other Expenses	0.19%	0.29%	0.44%
Shareholder Servicing Fees	none	0.10%	0.25%
Other	0.19%	0.19%	0.19%
Total Annual Fund Operating Expenses	0.34%	0.44%	0.59%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares, Advisor Shares and Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example PNC Advantage Institutional Government Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares	35	109	191	431
Advisor Shares	45	141	246	555
Service Shares	60	189	329	738

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests 100% of its net assets plus any borrowings for investment purposes in short-term obligations issued or guaranteed by the U.S. government, securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government and repurchase agreements collateralized by obligations issued or guaranteed by the U.S. government or securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government. The Fund will provide shareholders with at least 60 days' written notice before it will adopt a policy that will permit the Fund to invest less than 100% of its net assets plus any borrowings for investment purposes in such securities.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment Company Act of 1940, including variable and floating rate obligations with longer maturities that are deemed to have remaining maturities of 397 days or less in accordance with Rule 2a-7 due to interest rate resetting provisions and/or demand features. The Fund's dollar-weighted average maturity will not exceed 60 days and the Fund's dollar-weighted average life will not exceed 120 days.

PRINCIPAL RISKS

Counter-Party Risk. If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays, incur costs and/or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Credit Risk. The values of debt securities or other instruments may be affected by the ability of issuers or the respective counterparties to make principal and interest payments or otherwise meet their obligations to the Fund. If an issuer cannot or will not meet its payment obligations or if its credit rating is lowered or its financial strength deteriorates, the values of its debt securities or other instruments may fall. Obligations issued by U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and Federal Home Loan Banks, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources.

Government Securities Risk. Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government. Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S. government to meet its obligations may negatively impact the price of such securities held by the Fund.

Interest Rate Risk. The value of a debt security typically changes in the opposite direction from a change in interest rates. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Generally, the longer the maturity or duration of a debt security (or a portfolio of such securities), the more the value of that security (or portfolio of securities) will change as a result of changes in interest rates.

Management Risk. The Fund is subject to management risk because it is actively managed. PNC Capital Advisors, LLC (the "Adviser") will apply investment techniques and risk analysis in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired outcome. Additionally, legislative, regulatory or tax developments may affect the investment techniques available to the Adviser in managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Money Market Fund Risk. A Fund's ability to maintain a $1.00 per share net asset value ("NAV") at all times could be affected by a sharp rise in interest rates causing the value of a Fund's investments and its share price to drop, a drop in interest rates that reduces the Fund's yield or the downgrading or default of any of the Fund's holdings. The Adviser and its affiliates are under no obligation to support the share price of the Fund. The failure of any money market fund to maintain a stable NAV could create a widespread risk of increased redemption pressures on all money market funds, including the Fund, potentially jeopardizing the stability of their NAVs. In general, certain other money market funds have in the past failed to maintain stable NAVs and there can be no assurance that such failures and resulting redemption pressures will not impact the Fund in the future. In 2010, the Securities and Exchange Commission ("SEC") adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent weighted average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. Although these amendments are designed to reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential. In addition, the SEC has proposed additional reforms to money market fund regulation, which, if adopted, may adversely affect money market funds' operations and/or return potential. The SEC or other regulatory authorities may adopt additional reforms to money market regulation, which may impact the operations and performance of the Fund.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund's Institutional, Advisor Shares and Service Shares. Performance shown for the Service Shares is based on the returns of the Fund's Institutional Shares and is not adjusted to reflect the expenses of the Service Shares. The performance shown for the Service Shares would be lower if it were adjusted to reflect the actual expenses of the Service Shares. As with all mutual funds, the Fund's past performance does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/
FundID_371/Overview.fs or by calling 1-800-364-4890. The Fund's 7-day yield as of December 31, 2012 was 0.12%.

Calendar Year Total Returns

Best Quarter	0.03%	(12/31/10)
Worst Quarter	0.00%	(09/30/12)
The Fund's year-to-date total return for Institutional Shares through June 30, 2013 was 0.01%.
AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2012)
Average Annual Returns PNC Advantage Institutional Government Money Market Fund	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Shares	0.01%	0.04%	Oct. 01, 2009
Advisor Shares	0.01%	0.02%	Jan. 28, 2011
Service Shares	0.01%	0.04%